Leases - Future Minimum Rent Payments Under Non-Cancelable Leases (Detail) $ in Millions	Dec. 31, 2016 USD ($)
Operating Leases
2017	$ 13
2018	9
2019	7
2020	6
2021	5
Thereafter	5
Total minimum rent payments	$ 45